Fair Value (Quantitative Information about Significant Unobservable Inputs Related to Material Classes of Level 3 Assets and Liabilities) (Detail) ¥ in Millions		Sep. 30, 2019 JPY (¥) BasisPoint	Mar. 31, 2019 JPY (¥) BasisPoint
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt | ¥		¥ 2,662,041	¥ 2,433,294
Available For Sale And Trading Securities | Residential mortgage-backed securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities | ¥		43,000	51,000
Available For Sale And Trading Securities | Commercial mortgage-backed securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities | ¥		549,000	500,000
Available For Sale And Trading Securities | Corporate bonds and other debt securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities | ¥		1,439,000	1,267,000
Derivative Financial Instruments | Interest rate contracts
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments | ¥		5,000	13,000
Derivative Financial Instruments | Foreign exchange contracts
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments | ¥		10,000	22,000
Derivative Financial Instruments | Equity-related contracts
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments | ¥		(7,000)	(5,000)
Derivative Financial Instruments | Credit-related contracts
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments | ¥		1,000	1,000
Long-term debt
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt | ¥		¥ 646,000	¥ 655,000
Measurement Input, Default Rate [Member] | Derivative Financial Instruments | Interest rate contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[1],[2]	0.63	0.63
Minimum | Measurement Input, Prepayment Rate [Member] | Available For Sale And Trading Securities | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		0.04	0.04
Minimum | Measurement Input, Prepayment Rate [Member] | Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[3]	0.16	0.22
Minimum | Measurement Input, Default Rate [Member] | Available For Sale And Trading Securities | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		0	0.00
Minimum | Measurement Input, Default Rate [Member] | Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[3]	0	0.02
Minimum | Measurement Input, Default Rate [Member] | Derivative Financial Instruments | Interest rate contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[1],[2]	0	0.00
Minimum | Measurement Input, Default Rate [Member] | Derivative Financial Instruments | Foreign exchange contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[1],[2]	0	0.00
Minimum | Measurement Input, Default Rate [Member] | Derivative Financial Instruments | Credit-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[1]	0	0.00
Minimum | Measurement Input, Default Rate [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[1]	0	0.00
Minimum | Measurement Input Recovery Rate [Member] | Available For Sale And Trading Securities | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		1	1.00
Minimum | Measurement Input Recovery Rate [Member] | Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[3]	0.40	0.69
Minimum | Measurement Input, Discount Rate [Member] | Available For Sale And Trading Securities | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		10	18
Minimum | Measurement Input, Discount Rate [Member] | Available For Sale And Trading Securities | Commercial mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		7	9
Minimum | Measurement Input, Discount Rate [Member] | Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[3]	41	48
Minimum | Measurement Input Discount Rate1 [Member] | Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[4]	2	4
Minimum | Measurement Input, IR - IR correlation [Member] | Derivative Financial Instruments | Interest rate contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[1]	0.23	0.23
Minimum | Measurement Input, IR - IR correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[1]	0.23	0.23
Minimum | Measurement Input, FX - IR correlation [Member] | Derivative Financial Instruments | Foreign exchange contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[1]	(0.19)	0.09
Minimum | Measurement Input, FX - IR correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[1]	0.24	0.09
Minimum | Measurement Input, FX - FX correlation [Member] | Derivative Financial Instruments | Foreign exchange contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[1]	0.61	0.63
Minimum | Measurement Input, FX - FX correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[1]	0.61	0.63
Minimum | Measurement Input, Equity - IR correlation [Member] | Derivative Financial Instruments | Equity-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[1]	0.25	0.25
Minimum | Measurement Input, Equity - IR correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[1]	0.25	0.25
Minimum | Measurement Input, Equity - FX correlation [Member] | Derivative Financial Instruments | Equity-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[1]	0.70
Minimum | Measurement Input, Equity - FX correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[1]	0	0.55
Minimum | Measurement Input, Equity volatility [Member] | Derivative Financial Instruments | Equity-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[1]	0.06	0.05
Minimum | Measurement Input, Equity volatility [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[1]	0.06	0.05
Minimum | Measurement Input, Credit correlation [Member] | Derivative Financial Instruments | Credit-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[1]	0.30	0.29
Minimum | Measurement Input, Credit correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[1]	0.15	0.2
Minimum | Measurement Input, Equity correlation [Member] | Derivative Financial Instruments | Equity-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[1]	0.29	0.4
Minimum | Measurement Input, Equity correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[1]	0.16	0.12
Maximum | Measurement Input, Prepayment Rate [Member] | Available For Sale And Trading Securities | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		0.18	0.19
Maximum | Measurement Input, Prepayment Rate [Member] | Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[3]	0.17	0.22
Maximum | Measurement Input, Default Rate [Member] | Available For Sale And Trading Securities | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		0.01	0.01
Maximum | Measurement Input, Default Rate [Member] | Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[3]	0.02	0.02
Maximum | Measurement Input, Default Rate [Member] | Derivative Financial Instruments | Interest rate contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[1],[2]	0.63	0.63
Maximum | Measurement Input, Default Rate [Member] | Derivative Financial Instruments | Foreign exchange contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[1],[2]	0.63	0.63
Maximum | Measurement Input, Default Rate [Member] | Derivative Financial Instruments | Credit-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[1]	0.09	0.05
Maximum | Measurement Input, Default Rate [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[1]	0.04	0.04
Maximum | Measurement Input Recovery Rate [Member] | Available For Sale And Trading Securities | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		1	1.00
Maximum | Measurement Input Recovery Rate [Member] | Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[3]	0.70	0.69
Maximum | Measurement Input, Discount Rate [Member] | Available For Sale And Trading Securities | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		170	170
Maximum | Measurement Input, Discount Rate [Member] | Available For Sale And Trading Securities | Commercial mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		161	161
Maximum | Measurement Input, Discount Rate [Member] | Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[3]	1,193	1,173
Maximum | Measurement Input Discount Rate1 [Member] | Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[4]	630	1,063
Maximum | Measurement Input, IR - IR correlation [Member] | Derivative Financial Instruments | Interest rate contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[1]	1	1.00
Maximum | Measurement Input, IR - IR correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[1]	1	1.00
Maximum | Measurement Input, FX - IR correlation [Member] | Derivative Financial Instruments | Foreign exchange contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[1]	0.55	0.55
Maximum | Measurement Input, FX - IR correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[1]	0.55	0.55
Maximum | Measurement Input, FX - FX correlation [Member] | Derivative Financial Instruments | Foreign exchange contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[1]	0.61	0.63
Maximum | Measurement Input, FX - FX correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[1]	0.61	0.63
Maximum | Measurement Input, Equity - IR correlation [Member] | Derivative Financial Instruments | Equity-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[1]	0.25	0.25
Maximum | Measurement Input, Equity - IR correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[1]	0.25	0.25
Maximum | Measurement Input, Equity - FX correlation [Member] | Derivative Financial Instruments | Equity-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[1]	0.70
Maximum | Measurement Input, Equity - FX correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[1]	0.70	0.88
Maximum | Measurement Input, Equity volatility [Member] | Derivative Financial Instruments | Equity-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[1]	0.61	0.36
Maximum | Measurement Input, Equity volatility [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[1]	0.61	0.49
Maximum | Measurement Input, Credit correlation [Member] | Derivative Financial Instruments | Credit-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[1]	1	1.00
Maximum | Measurement Input, Credit correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[1]	1	1.00
Maximum | Measurement Input, Equity correlation [Member] | Derivative Financial Instruments | Equity-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[1]	1	1.00
Maximum | Measurement Input, Equity correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[1]	1	1.00
Weighted Average | Measurement Input, Prepayment Rate [Member] | Available For Sale And Trading Securities | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[5]	0.07	0.08
Weighted Average | Measurement Input, Prepayment Rate [Member] | Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[3],[5]	0.16	0.22
Weighted Average | Measurement Input, Default Rate [Member] | Available For Sale And Trading Securities | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[5]	0	0.00
Weighted Average | Measurement Input, Default Rate [Member] | Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[3],[5]	0.02	0.02
Weighted Average | Measurement Input Recovery Rate [Member] | Available For Sale And Trading Securities | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[5]	1	1.00
Weighted Average | Measurement Input Recovery Rate [Member] | Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[3],[5]	0.69	0.69
Weighted Average | Measurement Input, Discount Rate [Member] | Available For Sale And Trading Securities | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[5]	51	51
Weighted Average | Measurement Input, Discount Rate [Member] | Available For Sale And Trading Securities | Commercial mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[5]	23	24
Weighted Average | Measurement Input, Discount Rate [Member] | Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[3],[5]	127	134
Weighted Average | Measurement Input Discount Rate1 [Member] | Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[4],[5]	51	295

[1]	Internal valuation model includes discounted cash flow models and the Black-Scholes option pricing model.
[2]	This input represents the counterparty default rate derived from the MHFG Group’s own internal credit analyses.
[3]	These inputs are mainly used for determining the fair values of securitization products such as CDO, CLO and ABS, other than RMBS and CMBS.
[4]	This input is mainly used for determining the fair values of Japanese corporate bonds and foreign corporate bonds.
[5]	Weighted averages are calculated by weighting each input by the relative fair value of the respective financial instruments.